Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Soundwatch Hedged Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Soundwatch Hedged Equity ETF NAV
Account Value	$ 20,510	$ 16,090	$ 14,741	$ 16,596	$ 13,230	$ 12,378	$ 11,684	$ 11,533
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 29,777	21,575	19,588	22,940	16,052	14,631	12,798	11,922
CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM
Account Value	$ 16,351	$ 13,796	$ 12,861	$ 14,285	$ 10,859	$ 12,192	$ 11,420	$ 11,070